INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:-      INTANGIBLE ASSETS, NET

	December 31,
	2021	2020
Cost:

Technology	$28,795	$9,614
Customer relations	17,663	11,054
Non-Competition agreement	128	-
Customer data	12,043	12,043
Domain	552	552
Distribution agreement	291	291

	59,472	33,554

Less - accumulated amortization	19,225	14,273

Intangible assets, net	$40,247	$19,281

Estimated amortization expense for the years ended:

2022	$6,259
2023	5,963
2024	5,877
2025	4,829
Thereafter	17,319

$40,247

Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2021	2020	2019

Cost of revenues	$2,030	$316	$1,951
Selling and marketing	2,918	2,257	2,629
General and administrative	4	4	8

	$4,952	$2,577	$4,588